MERGER WITH DHC (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

Assets Acquired	Amount Recognized
In-process research and development intangible asset	$17,000,000
Property and equipment	721,916
Liabilities assumed
Accounts payable	(57,700)
Accrued expenses	(249,779)
Short-term debt	(1,144,575)
Total assets acquired and liabilities assumed	16,269,862
Total consideration	$16,269,862

Assets Acquired	Amount Recognized
In-process research and development intangible asset	$17,000,000
Property and equipment	721,916
Liabilities assumed
Accounts payable	(57,700)
Accrued expenses	(249,779)
Short-term debt	(1,144,575)
Total assets acquired and liabilities assumed	16,269,862

Total consideration	$16,269,862

DHC [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

March 14, 2024
Cash and cash equivalents	$858,292
Due from Sponsor	3,000
Prepaid and other current assets	16,824
Accounts payable	(2,352,328)
Accrued expenses	(5,782,211)
Due to related parties	(693,036)
Warrant liability	(1,913,737)
Net liabilities assumed	$(9,863,196)